Document and Entity Information	Nov. 10, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001750149
Document Type	8-K
Document Period End Date	Nov. 10, 2026
Entity Registrant Name	INHIBIKASE THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39676
Entity Tax Identification Number	26-3407249
Entity Address, Address Line One	1000 N. West Street
Entity Address, Address Line Two	Suite 1200
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19801
City Area Code	(302)
Local Phone Number	295-3800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	IKT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false